Employee Benefit Plans (Amounts Included In Consolidated Balance Sheets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Accrued expenses and other liabilities	$ 4.0	$ 4.3
Other non-current liabilities	182.8	203.6
Health Care Benefits
Defined Benefit Plan Disclosure [Line Items]
Accrued expenses and other liabilities	1.9	3.0
Other non-current liabilities	$ 17.0	$ 18.9